Common Stockholders' Equity, Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	$ (3,208)
Add (deduct)
Net unrealized gain (loss) on equity investments	138	84	(302)
Net change related to retirement plan	(5,784)	(582)	10,983
Balance, end of period	(8,854)	(3,208)
Equity Method Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	390	306
Add (deduct)
Net unrealized gain (loss) on equity investments	138	84
Balance, end of period	528	390
Retirement Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	(3,598)	(3,016)
Add (deduct)
Net actuarial gains (losses) before income tax benefit (expense)	(9,625)	1,180
Amortization of prior service costs before income tax benefit (expense)	(3,815)	(3,815)
Amortization of actuarial losses	1,934	2,158
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(11,506)	(477)
Deferred income tax benefit (expense)	5,722	(105)
Net change related to retirement plan	(5,784)	(582)
Balance, end of period	(9,382)	(3,598)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance, beginning of period	(3,208)	(2,710)
Add (deduct)
Net unrealized gain (loss) on equity investments	138	84	(302)
Net change related to retirement plan	(5,784)	(582)	10,983
Balance, end of period	$ (8,854)	$ (3,208)	$ (2,710)